Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	$1,312,076	$(367,370)	$944,706
Transfer from Advances for vessels	59,265	—	59,265
Transfer to Assets held for sale	(13,881)	6,343	(7,538)
Depreciation	—	(54,269)	(54,269)
December 31, 2020	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels	62,336	—	62,336
Vessels sale	(152,174)	64,207	(87,967)
Depreciation	—	(52,142)	(52,142)
December 31, 2021	$1,267,622	$(403,231)	$864,391